Summary of Preliminary Purchase Price Allocation Based on Estimated Fair Value of Acquired Assets and Assumed Liabilities (Detail) (TARGUSinfo, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Nov. 08, 2011
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Cash and cash equivalents	$ 1,601
Other assets	15,870
Accounts payable and accrued expenses	(9,689)
Deferred tax liability	(118,723)
Deferred revenue	(3,604)
Other liabilities	(3,987)
Net tangible liabilities assumed	(80,151)	(81,900)
Intangible assets		310,200
Goodwill	427,227	429,700
Total purchase price allocation	657,276	657,300
Accounts Receivable
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Receivable	23,844
Income Tax Receivable
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Receivable	14,537	14,300
Customer relationships
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Intangible assets	256,700
Acquired technology
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Intangible assets	46,500
Trade name
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Intangible assets	$ 7,000